Postretirement benefit plans - Amounts recognized in AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Roll Forward
AOCI balance, net actuarial loss portion (net of taxes), beginning of period	$ 701
Adjustments, net actuarial loss	(165)
Reclassification to Net income, net actuarial loss	(108)
Less tax expense (benefit), net actuarial loss	97
Total change to AOCI, net actuarial loss	(176)
AOCI balance, net actuarial loss portion (net of taxes), end of period	525
Defined Benefit Plan Amounts Recognized In Other comprehensive Income Prior Service Costs Portion [Roll Forward]
AOCI balance, net prior service credit (net of taxes), beginning of period	(7)
Adjustments, prior service cost	4
Reclassification to Net income, prior service cost	5
Less tax expense (benefit), prior service cost	(3)
Total change to AOCI, prior service cost	6
AOCI balance, net prior service credit (net of taxes), end of period	(1)
U.S. defined benefit plan
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Roll Forward
AOCI balance, net actuarial loss portion (net of taxes), beginning of period	176
Adjustments, net actuarial loss	20
Reclassification to Net income, net actuarial loss	(62)
Less tax expense (benefit), net actuarial loss	15
Total change to AOCI, net actuarial loss	(27)
AOCI balance, net actuarial loss portion (net of taxes), end of period	149
Defined Benefit Plan Amounts Recognized In Other comprehensive Income Prior Service Costs Portion [Roll Forward]
AOCI balance, net prior service credit (net of taxes), beginning of period	(1)
Adjustments, prior service cost	0
Reclassification to Net income, prior service cost	(1)
Less tax expense (benefit), prior service cost	0
Total change to AOCI, prior service cost	(1)
AOCI balance, net prior service credit (net of taxes), end of period	(2)
U.S. retiree health care plan
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Roll Forward
AOCI balance, net actuarial loss portion (net of taxes), beginning of period	112
Adjustments, net actuarial loss	(53)
Reclassification to Net income, net actuarial loss	(11)
Less tax expense (benefit), net actuarial loss	23
Total change to AOCI, net actuarial loss	(41)
AOCI balance, net actuarial loss portion (net of taxes), end of period	71
Defined Benefit Plan Amounts Recognized In Other comprehensive Income Prior Service Costs Portion [Roll Forward]
AOCI balance, net prior service credit (net of taxes), beginning of period	13
Adjustments, prior service cost	0
Reclassification to Net income, prior service cost	(4)
Less tax expense (benefit), prior service cost	1
Total change to AOCI, prior service cost	(3)
AOCI balance, net prior service credit (net of taxes), end of period	10
Non-U.S. defined benefit plan
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Roll Forward
AOCI balance, net actuarial loss portion (net of taxes), beginning of period	413
Adjustments, net actuarial loss	(132)
Reclassification to Net income, net actuarial loss	(35)
Less tax expense (benefit), net actuarial loss	59
Total change to AOCI, net actuarial loss	(108)
AOCI balance, net actuarial loss portion (net of taxes), end of period	305
Defined Benefit Plan Amounts Recognized In Other comprehensive Income Prior Service Costs Portion [Roll Forward]
AOCI balance, net prior service credit (net of taxes), beginning of period	(19)
Adjustments, prior service cost	4
Reclassification to Net income, prior service cost	10
Less tax expense (benefit), prior service cost	(4)
Total change to AOCI, prior service cost	10
AOCI balance, net prior service credit (net of taxes), end of period	$ (9)